Morgan Stanley Market Leader Trust
Letter to the Shareholders [ ] February 28, 2003

Dear Shareholder:

During the six-month period ended February 28, 2003, the equity markets experienced volatility and malaise as a result of the uncertainty regarding the impending war with Iraq. The Standard & Poor's 500 Index (S&P 500)1 dipped in October, testing the lows created in July. A fourth-quarter rally followed, exhibiting some signs of an economic recovery. However, the first two months of 2003 have shown that last year's decline in the equity markets has resumed with the world plagued by tensions between the U.S and Iraq. The uncertainty over the timing of a war and its outcome has caused businesses to refrain from increasing capital spending. Terrorism fears and high oil prices, resulting from the Persian Gulf situation and the oil workers' strike in Venezuela, have caused a weakening both in consumer confidence and consumer spending.


Performance and Portfolio Strategy

For the six months ended February 28, 2003, Morgan Stanley Market Leader Trust's Class A, B, C, and D shares returned -7.64 percent, -8.02 percent, -8.01 percent, and -7.54 percent, respectively. For the same period, the S&P 500 returned -7.29 percent. Performance varies among the Fund's four classes as a result of different expenses associated with the various classes. These figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.


The Fund's underperformance relative to the S&P 500 was largely a result of the disappointing performance of its holdings in the information technology and telecommunication services sectors, which were the only two positive-performing sectors for the Index. In addition, the Fund was negatively impacted by its underweighting within the area of consumer staples. On a positive note, the Fund benefited from its overweighting of the energy sector, capitalizing on our belief that the Persian Gulf tensions and rising energy prices would lead to increased profitability for companies in the sector.


Looking Ahead

We believe that the stock market remains undervalued as a result of the geopolitical uncertainties. Although the U.S. economy grew approximately at a three percent rate in 2002, and the forecast is for almost 10 percent earnings growth in 2003, the equity markets have been performing as if we have been, and will continue to be, in a zero growth mode. As the cloud of geopolitical uncertainty lifts, we believe that equities will rally as investors begin buying undervalued assets. In our opinion, this will most likely not be the bull market of the 1990s, but a return to a more-normal market environment. We believe that in this environment, security selection will be the primary driver of performance. We will maintain our

--------------
1 The Standard and Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Market Leader Trust
Letter to the Shareholders [ ] February 28, 2003 continued

discipline of investing in market-leading companies with above-average growth prospects and companies that represent good relative value, which we believe will perform well in this type of market environment.

We appreciate your ongoing support of the Morgan Stanley Market Leader Trust and look forward to the opportunity to meet your investment needs.


Very truly yours,



[GRAPHIC OMITTED]                        [GRAPHIC OMITTED]



/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
----------------------------             ------------------------
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Market Leader Trust
Fund Performance [ ] February 28, 2003

         Average Annual Total Returns - Period Ended February 28, 2003
--------------------------------------------------------------------------------


                          Class A Shares*
-------------------------------------------------------------------
1 Year                        (25.29)%(1)        (29.21)%(2)
5 Years                        (1.39)%(1)         (2.44)%(2)
Since Inception (7/28/97)       0.34 %(1)         (0.62)%(2)


                         Class C Shares+
-------------------------------------------------------------------
1 Year                        (25.88)%(1)        (26.62)%(2)
5 Years                        (2.11)%(1)         (2.11)%(2)
Since Inception (7/28/97)      (0.38)%(1)         (0.38)%(2)



                         Class B Shares**
-------------------------------------------------------------------
1 Year                        (25.92)%(1)        (29.62)%(2)
5 Years                        (2.17)%(1)         (2.54)%(2)
Since Inception (4/28/97)       1.06 %(1)          0.90 %(2)


               Class D Shares++
-------------------------------------------------
1 Year                        (25.14)%(1)
5 Years                        (1.15)%(1)
Since Inception (7/28/97)       0.59 %(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.



------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

Morgan Stanley Market Leader Trust
Portfolio of Investments [ ] February 28, 2003 (unaudited)




      NUMBER OF
       SHARES                                                       VALUE
--------------------                                            -------------
                       Common Stocks (94.7%)
                       Basic Materials
                       Aluminum (0.5%)
       85,000          Alcoa, Inc. ..........................   $  1,742,500
                                                                ------------
                       Other Metals/Minerals (2.2%)
      215,000          Phelps Dodge Corp.* ..................      7,731,400
                                                                ------------
                       Precious Metals (1.1%)
      135,000          Newmont Mining Corp.
                        Holding Co. .........................      3,689,550
                                                                ------------
                       Total Basic Materials ................     13,163,450
                                                                ------------
                       Capital Goods
                       Auto Parts: O.E.M. (1.0%)
      123,500          Gentex Corp.* ........................      3,319,680
                                                                ------------
                       Home Building (1.1%)
       70,000          Lennar Corp. .........................      3,779,300
                                                                ------------
                       Home Improvement Chains (0.8%)
      117,100          Home Depot, Inc. (The) ...............      2,745,995
                                                                ------------
                       Industrial Conglomerates (4.1%)
      400,900          General Electric Co. .................      9,641,645
       65,000          Tyco International Ltd.
                        (Bermuda) ...........................        962,000
       58,400          United Technologies Corp. ............      3,421,072
                                                                ------------
                                                                  14,024,717
                                                                ------------
                       Industrial Machinery (1.7%)
      205,800          Roper Industries, Inc. ...............      5,937,330
                                                                ------------
                       Total Capital Goods ..................     29,807,022
                                                                ------------
                       Consumer Non-Durables
                       Beverages: Non-Alcoholic (0.6%)
       50,000          Coca-Cola Co. (The) ..................      2,011,000
                                                                ------------
                       Food: Major Diversified (1.2%)
      105,000          PepsiCo, Inc. ........................      4,023,600
                                                                ------------
                       Household/Personal Care (1.5%)
       62,000          Procter & Gamble Co. (The) ...........      5,075,320
                                                                ------------
                       Tobacco (2.7%)
      239,000          Altria Group, Inc. ...................      9,237,350
                                                                ------------
                       Total Consumer Non-Durables                20,347,270
                                                                ------------
                       Energy
                       Coal (0.3%)
       56,700          Arch Coal, Inc. ......................      1,128,330
                                                                ------------


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                            ------------
                       Contract Drilling (1.2%)
      115,000          Noble Corp. (Cayman
                        Islands)* ...........................   $  4,174,500
                                                                ------------
                       Integrated Oil (2.2%)
      190,000          Royal Dutch Petroleum Co.
                        (NY Registered Shares)
                        (Netherlands) .......................      7,537,300
                                                                ------------
                       Oil & Gas Production (2.5%)
       58,000          Apache Corp. .........................      3,786,240
      145,000          Encana Corp. (Canada) ................      4,760,350
                                                                ------------
                                                                   8,546,590
                                                                ------------
                       Oil Refining/Marketing (1.3%)
      115,000          Valero Energy Corp. ..................      4,486,150
                                                                ------------
                       Oilfield Services/Equipment (2.1%)
      180,000          Baker Hughes Inc. ....................      5,583,600
       85,000          Halliburton Co. ......................      1,722,100
                                                                ------------
                                                                   7,305,700
                                                                ------------
                       Total Energy .........................     33,178,570
                                                                ------------
                       Entertainment & Leisure
                       Cable/Satellite TV (1.8%)
       90,903          Comcast Corp. (Class A
                        Special)* ...........................      2,656,186
      405,000          Liberty Media Corp. (Class A)*              3,721,950
                                                                ------------
                                                                   6,378,136
                                                                ------------
                       Media Conglomerates (1.6%)
      145,000          Viacom, Inc. (Class B)
                        (Non-Voting)* .......................      5,383,850
                                                                ------------
                       Restaurants (1.5%)
      206,000          Wendy's International, Inc. ..........      5,217,980
                                                                ------------
                       Total Entertainment
                        & Leisure ...........................     16,979,966
                                                                ------------
                       Financial Services
                       Advertising/Marketing
                        Services (0.6%)
       40,000          Omnicom Group, Inc. ..................      2,119,200
                                                                ------------
                       Finance/Rental/Leasing (6.1%)
      246,000          Fannie Mae ...........................     15,768,600
       50,000          SLM Corp. ............................      5,447,500
                                                                ------------
                                                                  21,216,100
                                                                ------------
                       Financial Conglomerates (2.8%)
      287,666          Citigroup, Inc. ......................      9,590,784
                                                                ------------

                       See Notes to Financial Statements

Morgan Stanley Market Leader Trust
Portfolio of Investments [ ] February 28, 2003 (unaudited) continued




      NUMBER OF
       SHARES                                                       VALUE
--------------------                                            ------------
                       Financial Publishing/
                        Services (0.6%)
      105,000          SunGard Data Systems Inc.* ........   $  2,066,400
                                                             ------------
                       Investment Banks/Brokers (2.7%)
      171,000          Lehman Brothers Holdings,
                        Inc. .............................      9,468,270
                                                             ------------
                       Investment Trusts/Mutual
                        Funds (1.3%)
       92,000          iShares Nasdaq
                        Biotechnology Index Fund* ........      4,393,920
                                                             ------------
                       Major Banks (1.4%)
      217,000          Bank of New York Co., Inc.
                        (The) ............................      4,943,260
                                                             ------------
                       Multi-Line Insurance (2.5%)
      178,500          American International Group,
                        Inc.** ...........................      8,798,265
                                                             ------------
                       Property - Casualty Insurers (1.2%)
       60,000          XL Capital Ltd. (Class A)
                        (Bermuda) ........................      4,256,400
                                                             ------------
                       Specialty Insurance (1.5%)
      196,000          PMI Group, Inc. ...................      5,311,600
                                                             ------------
                       Total Financial Services ..........     72,164,199
                                                             ------------
                       Healthcare
                       Hospital/Nursing Management (1.5%)
      125,000          HCA Inc. ..........................      5,155,000
                                                             ------------
                       Managed Health Care (2.7%)
      222,000          Aetna Inc. ........................      9,350,640
                                                             ------------
                       Medical Specialties (1.4%)
      170,000          Baxter International, Inc. ........      4,826,300
                                                             ------------
                       Pharmaceuticals: Major (11.4%)
      181,000          Johnson & Johnson .................      9,493,450
      237,200          Merck & Co., Inc. .................     12,512,300
      463,700          Pfizer, Inc. ......................     13,827,534
      105,500          Wyeth .............................      3,718,875
                                                             ------------
                                                               39,552,159
                                                             ------------
                       Services to the Health
                        Industry (1.7%)
      210,000          Laboratory Corp. of America
                        Holdings* ........................      5,831,700
                                                             ------------
                       Total Healthcare ..................     64,715,799
                                                             ------------


      NUMBER OF
       SHARES                                                       VALUE
--------------------                                            ------------
                       Retail
                       Discount Stores (5.1%)
  250,000              Target Corp. ......................   $  7,162,500
  220,000              Wal-Mart Stores, Inc. .............     10,573,200
                                                             ------------
                                                               17,735,700
                                                             ------------
                       Technology
                       Aerospace & Defense (0.5%)
   40,000              Lockheed Martin Corp. .............      1,828,800
                                                             ------------
                       Computer Communications (2.0%)
  506,000              Cisco Systems, Inc.* ..............      7,073,880
                                                             ------------
                       Computer Peripherals (0.9%)
   47,000              Lexmark International, Inc.* ......      2,933,270
                                                             ------------
                       Computer Processing
                        Hardware (2.3%)
  593,000              Concurrent Computer Corp.*               1,749,350
  390,000              Hewlett-Packard Co. ...............      6,181,500
                                                             ------------
                                                                7,930,850
                                                             ------------
                       Packaged Software (4.5%)
  520,000              Microsoft Corp. ...................     12,324,000
  180,000              Oracle Corp.* .....................      2,152,800
   60,000              SAP AG (ADR) (Germany) ............      1,254,000
                                                             ------------
                                                               15,730,800
                                                             ------------
                       Semiconductors (1.2%)
  249,000              Intel Corp. .......................      4,295,250
                                                             ------------
                       Total Technology ..................     39,792,850
                                                             ------------
                       Telecommunications
                       Broadcasting (0.8%)
   72,000              Clear Channel
                        Communications, Inc.* .............     2,628,720
                                                             ------------
                       Major Telecommunications (1.6%)
  113,200              AT&T Corp. ........................      2,098,728
  101,000              SBC Communications, Inc. ..........      2,100,800
   40,000              Verizon Communications Inc. .......      1,383,200
                                                             ------------
                                                                5,582,728
                                                             ------------
                       Telecommunication
                        Equipment (1.7%)
  435,000              Nokia Corp. (ADR) (Finland) .......      5,755,050
                                                             ------------
                       Wireless Telecommunications (0.7%)
  415,000              AT&T Wireless Services Inc.*             2,452,650
                                                             ------------
                       Total Telecommunications ..........     16,419,148
                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Market Leader Trust
Portfolio of Investments [ ] February 28, 2003 (unaudited) continued


  NUMBER OF
   SHARES                                           VALUE
------------                                    ------------
               Transportation
               Railroads (1.0%)
   125,000     CSX Corp. ....................   $  3,357,500
                                                ------------
               Total Common Stocks
               (Cost $389,599,791) ..........    327,661,474
                                                ------------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
             Convertible Bond (0.2%)
             Wireless Telecommunications (0.2%)
$  850       Nextel Communications, Inc.
              5.25% due 01/15/10
              (Cost $960,365) .............       687,438
                                                  -------
             Short-Term Investment (4.4%)
             Repurchase Agreement
15,150       Joint repurchase agreement
              account 1.36% due
              03/03/03 (dated
              02/28/03; proceeds
              $15,151,717) (a)
              (Cost $15,150,000) ..........    15,150,000
                                             ------------




                                                    VALUE
                                                 ------------
Total Investments
(Cost $405,710,156) (b) .........    99.3%       $343,498,912
Other Assets in Excess of
Liabilities .....................     0.7           2,414,169
                                    -----        ------------
Net Assets ......................   100.0%       $345,913,081
                                    =====        ============

---------------------------
ADR  American Depository Receipt.

*    Non-income producing security.

** A portion of this security is segregated in connection with open futures contracts.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,488,502 and the aggregate gross unrealized depreciation is $72,699,746, resulting in net unrealized depreciation of $62,211,244.



Futures Contracts Open at February 28, 2003:




                           DESCRIPTION,       UNDERLYING
 NUMBER OF     LONG/         DELIVERY        FACE AMOUNT      UNREALIZED
 CONTRACTS     SHORT     MONTH, AND YEAR       AT VALUE      DEPRECIATION
-----------   -------   -----------------   -------------   -------------
     61         Long     S&P 500 Index      $12,823,725     $(781,288)
                           March/2003

                       See Notes to Financial Statements

Morgan Stanley Market Leader Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
February 28, 2003 (unaudited)



Assets:
Investments in securities, at value
 (cost $405,710,156)..............................................    $343,498,912
Receivable for:
  Investments sold ...............................................       9,121,065
  Dividends ......................................................         264,149
  Shares of beneficial interest sold .............................         215,218
  Variation margin receivable ....................................          41,175
Prepaid expenses and other assets ................................          79,769
                                                                      ------------
  Total Assets ...................................................     353,220,288
                                                                      ------------
Liabilities:
Payable for:
  Investments purchased ..........................................       6,287,179
  Shares of beneficial interest redeemed .........................         543,714
  Distribution fee ...............................................         208,099
  Investment management fee ......................................         202,086
Accrued expenses and other payables ..............................          66,129
                                                                      ------------
  Total Liabilities ..............................................       7,307,207
                                                                      ------------
  Net Assets .....................................................    $345,913,081
                                                                      ============
Composition of Net Assets:
Paid-in-capital ..................................................    $594,917,961
Net unrealized depreciation ......................................     (62,992,533)
Accumulated net investment loss ..................................        (902,530)
Accumulated net realized loss ....................................    (185,109,817)
                                                                      ------------
  Net Assets .....................................................    $345,913,081
                                                                      ============
Class A Shares:
Net Assets .......................................................     $11,039,266
Shares Outstanding (unlimited authorized, $.01 par value).........       1,074,308
  Net Asset Value Per Share ......................................          $10.28
                                                                      ============
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) ................          $10.85
                                                                      ============
Class B Shares:
Net Assets .......................................................    $250,063,701
Shares Outstanding (unlimited authorized, $.01 par value).........      25,365,319
  Net Asset Value Per Share ......................................           $9.86
                                                                      ============
Class C Shares:
Net Assets .......................................................     $13,780,149
Shares Outstanding (unlimited authorized, $.01 par value).........       1,394,853
  Net Asset Value Per Share ......................................           $9.88
                                                                      ============
Class D Shares:
Net Assets .......................................................     $71,029,965
Shares Outstanding (unlimited authorized, $.01 par value).........       6,818,646
  Net Asset Value Per Share ......................................          $10.42
                                                                      ============

                       See Notes to Financial Statements

Morgan Stanley Market Leader Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended February 28, 2003 (unaudited)



Net Investment Loss:
Income
Dividends (net of $4,446 foreign withholding tax).........    $  2,331,512
Interest .................................................         262,817
                                                              ------------
  Total Income ...........................................       2,594,329
                                                              ------------
Expenses
Investment management fee ................................       1,426,844
Distribution fee (Class A shares) ........................           8,821
Distribution fee (Class B shares) ........................       1,396,440
Distribution fee (Class C shares) ........................          68,597
Transfer agent fees and expenses .........................         444,607
Shareholder reports and notices ..........................          39,934
Registration fees ........................................          36,740
Professional fees ........................................          30,560
Trustees' fees and expenses ..............................           6,285
Custodian fees ...........................................           3,184
Other ....................................................           5,639
                                                              ------------
  Total Expenses .........................................       3,467,651
                                                              ------------
  Net Investment Loss ....................................        (873,322)
                                                              ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments ............................................     (33,186,274)
  Futures contracts ......................................      (2,636,661)
                                                              ------------
  Net Realized Loss ......................................     (35,822,935)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
  Investments ............................................       2,766,077
  Futures contracts ......................................       1,231,869
                                                              ------------
  Net Appreciation .......................................       3,997,946
                                                              ------------
  Net Loss ...............................................     (31,824,989)
                                                              ------------
Net Decrease .............................................    $(32,698,311)
                                                              ============


                       See Notes to Financial Statements

Morgan Stanley Market Leader Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                FOR THE SIX       FOR THE YEAR
                                                                                MONTHS ENDED          ENDED
                                                                             FEBRUARY 28, 2003   AUGUST 31, 2002
                                                                            ------------------- ----------------
                                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .......................................................    $    (873,322)      $ (2,771,288)
Net realized loss .........................................................      (35,822,935)      (135,149,305)
Net change in unrealized depreciation .....................................        3,997,946         (7,980,859)
                                                                               -------------       ------------
  Net Decrease ............................................................      (32,698,311)      (145,901,452)
Net increase (decrease) from transactions in shares of beneficial interest       (45,822,598)         3,413,521
                                                                               -------------       ------------
  Net Decrease ............................................................      (78,520,909)      (142,487,931)
Net Assets:
Beginning of period .......................................................      424,433,990        566,921,921
                                                                               -------------       ------------
End of Period
(Including accumulated net investment losses of $902,530 and $29,208,
  respectively)............................................................    $ 345,913,081       $424,433,990
                                                                               =============       ============

                       See Notes to Financial Statements

Morgan Stanley Market Leader Trust
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley Market Leader Trust
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2003 (UNAUDITED) continued

identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Futures Contracts - A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Foreign Currency Translation and Forward Foreign Currency Contracts - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

Morgan Stanley Market Leader Trust
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2003 (UNAUDITED) continued

Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion and 0.725% to the portion of daily net assets in excess of $1 billion.


3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

Morgan Stanley Market Leader Trust
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2003 (UNAUDITED) continued

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $11,891,643 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.15% and 0.92%, respectively.

The Distributor has informed the Fund that for the six months ended February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $391,302 and $3,061, respectively and received $11,515 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2003 aggregated $94,737,222 and $121,729,515, respectively.

For the six months ended February 28, 2003, the Fund incurred brokerage commissions of $18,621 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At February 28, 2003, the Fund's receivables for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $1,370,481.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2003, the Fund had transfer agent fees and expenses payable of approximately $11,000.

At February 28, 2003, Morgan Stanley Fund of Funds - Domestic Portfolio, an affiliate of the Investment Manager and Distributor, owned 115,805 Class D shares of beneficial interest of the Fund.

Morgan Stanley Market Leader Trust
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2003 (UNAUDITED) continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:





                                                          FOR THE SIX                           FOR THE YEAR
                                                         MONTHS ENDED                              ENDED
                                                       FEBRUARY 28, 2003                      AUGUST 31, 2002
                                              -----------------------------------   ------------------------------------
                                                          (unaudited)
                                                   SHARES             AMOUNT             SHARES              AMOUNT
                                              ---------------   -----------------   ----------------   -----------------
CLASS A SHARES
Sold ......................................         211,053       $   2,248,500            866,261      $   12,078,399
Redeemed ..................................        (215,189)         (2,290,208)          (509,679)         (6,739,775)
                                                 ----------       -------------        -----------      --------------
Net increase (decrease) - Class A .........          (4,136)            (41,708)           356,582           5,338,624
                                                 ----------       -------------        -----------      --------------
CLASS B SHARES
Sold ......................................       1,123,664          11,615,811          8,223,363         110,561,234
Redeemed ..................................      (5,203,451)        (52,835,213)       (12,086,081)       (151,443,740)
                                                 ----------       -------------        -----------      --------------
Net decrease - Class B ....................      (4,079,787)        (41,219,402)        (3,862,718)        (40,882,506)
                                                 ----------       -------------        -----------      --------------
CLASS C SHARES
Sold ......................................         107,323           1,105,283            572,267           7,595,805
Redeemed ..................................        (264,868)         (2,687,954)          (596,346)         (7,500,261)
                                                 ----------       -------------        -----------      --------------
Net increase (decrease) - Class C .........        (157,545)         (1,582,671)           (24,079)             95,544
                                                 ----------       -------------        -----------      --------------
CLASS D SHARES
Sold ......................................         901,202           9,687,789          5,556,719          75,881,081
Redeemed ..................................      (1,193,713)        (12,666,606)        (2,792,988)        (37,019,222)
                                                 ----------       -------------        -----------      --------------
Net increase (decrease) - Class D .........        (292,511)         (2,978,817)         2,763,731          38,861,859
                                                 ----------       -------------        -----------      --------------
Net increase (decrease) in Fund ...........      (4,533,979)      $ (45,822,598)          (766,484)     $    3,413,521
                                                 ==========       =============        ===========      ==============

6. Federal Income Tax Status

At August 31, 2002, the Fund had a net capital loss carryover of approximately $52,225,000 of which $1,989,000 will be available through August 31, 2009 and $50,236,000 will be available through August 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $98,078,000 during fiscal 2002.

At August 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses, mark-to-market of open futures contracts and capital loss deferrals on wash sales.

Morgan Stanley Market Leader Trust
NOTES TO FINANCIAL STATEMENTS [ ] FEBRUARY 28, 2003 (UNAUDITED) continued

7. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At February 28, 2003, there were outstanding futures contracts and no outstanding forward contracts.

Morgan Stanley Market Leader Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:




                                                   FOR THE SIX                      FOR THE YEAR ENDED AUGUST 31,
                                                  MONTHS ENDED     ----------------------------------------------------------------
                                                FEBRUARY 28, 2003       2002          2001         2000        1999         1998
                                               ------------------  ------------- ------------- ----------- ------------ -----------
                                                    (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period .........      $ 11.13           $ 14.54       $ 21.53       $ 15.29    $  9.73      $ 10.82
                                                    --------          -------       -------       -------    -------      -------
Income (loss) from investment operations:
 Net investment income (loss)++ ..............         0.01              0.01          0.03          0.02      (0.05)       (0.01)
 Net realized and unrealized gain (loss) .....        (0.86)            (3.42)        (6.67)         7.05       5.61        (0.96)
                                                    --------          -------       -------       -------    -------      -------
Total income (loss) from investment
 operations ..................................        (0.85)            (3.41)        (6.64)         7.07       5.56        (0.97)
                                                    --------          -------       -------       -------    -------      -------
Less dividends and distributions from:
 Net investment income .......................            -                 -             -             -          -        (0.06)
 Net realized gain ...........................            -                 -         (0.35)        (0.83)         -        (0.06)
                                                    --------          -------       -------       -------    -------      -------
Total dividends and distributions ............            -                 -         (0.35)        (0.83)         -        (0.12)
                                                    --------          -------       -------       -------    -------      -------
Net asset value, end of period ...............      $ 10.28           $ 11.13       $ 14.54       $ 21.53    $ 15.29      $  9.73
                                                    ========          =======       =======       =======    =======      =======
Total Return+ ................................        (7.64)%(1)       (23.45)%      (31.16)%       47.49%     57.14 %      (8.98)%
Ratios to Average Net Assets(3):
Expenses .....................................         1.20 %(2)         1.20 %        1.13 %        1.18%      1.23 %       1.31 %
Net investment income (loss) .................         0.16 %(2)         0.09 %        0.17 %        0.08%     (0.14)%      (0.06)%
Supplemental Data:
Net assets, end of period, in thousands ......      $11,039           $11,999       $10,498       $12,677     $  971       $  319
Portfolio turnover rate ......................           27 %(1)           75 %          60 %          86%        83%          68 %

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Market Leader Trust
FINANCIAL HIGHLIGHTS continued



                                              FOR THE SIX                        FOR THE YEAR ENDED AUGUST 31,
                                             MONTHS ENDED    ----------------------------------------------------------------------
                                           FEBRUARY 28, 2003      2002          2001          2000          1999           1998
                                          ------------------ ------------- ------------- ------------- -------------- -------------
                                             (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period ....    $  10.72          $  14.12      $  21.07      $  15.09        $  9.68      $  10.81
                                             --------          --------      --------      --------        -------      --------
Income (loss) from investment
 operations:
 Net investment loss++ ..................       (0.03)            (0.09)        (0.10)        (0.13)         (0.12)        (0.09)
 Net realized and unrealized gain
  (loss) ................................       (0.83)            (3.31)        (6.50)         6.94           5.53         (0.95)
                                             --------          --------      --------      --------        -------      --------
Total income (loss) from investment
 operations .............................       (0.86)            (3.40)        (6.60)         6.81           5.41         (1.04)
                                             --------          --------      --------      --------        -------      --------
Less dividends and distributions from:
 Net investment income ..................           -                 -             -             -              -         (0.03)
 Net realized gain ......................           -                 -         (0.35)        (0.83)             -         (0.06)
                                             --------          --------      --------      --------        -------      --------
Total dividends and distributions .......           -                 -         (0.35)        (0.83)             -         (0.09)
                                             --------          --------      --------      --------        -------      --------
Net asset value, end of period ..........    $   9.86          $  10.72      $  14.12      $  21.07        $ 15.09      $   9.68
                                             ========          ========      ========      ========        =======      ========
Total Return+ ...........................       (8.02)%(1)       (24.08)%      (31.65)%       46.35 %        55.89 %       (9.65)%
Ratios to Average Net Assets(3):
Expenses ................................        2.05 %(2)         1.96 %        1.92 %        1.93 %         1.99 %        2.06 %
Net investment loss .....................       (0.69)%(2)        (0.67)%       (0.62)%       (0.67)%        (0.90)%       (0.81)%
Supplemental Data:
Net assets, end of period, in thousands..    $250,064          $315,623      $470,236      $571,733       $189,534      $116,693
Portfolio turnover rate .................          27 %(1)           75 %          60 %          86 %           83 %          68 %

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Market Leader Trust
FINANCIAL HIGHLIGHTS continued



                                                    FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31,
                                                   MONTHS ENDED    ----------------------------------------------------------------
                                                 FEBRUARY 28, 2003      2002          2001         2000        1999         1998
                                                ------------------ ------------- ------------- ----------- ------------ -----------
                                                    (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ..........     $ 10.74            $ 14.15       $ 21.11       $ 15.12    $  9.67      $ 10.81
                                                    --------           -------       -------       -------    -------      -------
Income (loss) from investment operations:
 Net investment loss++ ........................       (0.03)             (0.09)        (0.10)        (0.12)     (0.09)       (0.10)
 Net realized and unrealized gain (loss) ......       (0.83)             (3.32)        (6.51)         6.94       5.54        (0.94)
                                                    --------           -------       -------       -------    -------      -------
Total income (loss) from investment
 operations ...................................       (0.86)             (3.41)        (6.61)         6.82       5.45        (1.04)
                                                    --------           -------       -------       -------    -------      -------
Less dividends and distributions from:
 Net investment income ........................           -                  -             -             -          -        (0.04)
 Net realized gain ............................           -                  -         (0.35)        (0.83)         -        (0.06)
                                                    --------           -------       -------       -------    -------      -------
Total dividends and distributions .............           -                  -         (0.35)        (0.83)         -        (0.10)
                                                    --------           -------       -------       -------    -------      -------
Net asset value, end of period ................     $  9.88            $ 10.74       $ 14.15       $ 21.11    $ 15.12      $  9.67
                                                    ========           =======       =======       =======    =======      =======
Total Return+ .................................       (8.01)%(1)        (24.10)%      (31.64)%       46.33 %    56.36 %      (9.63)%
Ratios to Average Net Assets(3):
Expenses ......................................        1.97 %(2)          1.96 %        1.92 %        1.93 %     1.75 %       2.06 %
Net investment loss ...........................       (0.61)%(2)         (0.67)%       (0.62)%       (0.67)%    (0.66)%      (0.81)%
Supplemental Data:
Net assets, end of period, in thousands .......     $13,780            $16,668       $22,299       $22,736     $2,723        $ 937
Portfolio turnover rate .......................          27 %(1)            75 %          60 %          86 %       83 %         68 %

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Market Leader Trust
FINANCIAL HIGHLIGHTS continued



                                                   FOR THE SIX                     FOR THE YEAR ENDED AUGUST 31,
                                                  MONTHS ENDED    ---------------------------------------------------------------
                                                FEBRUARY 28, 2003      2002          2001         2000        1999        1998
                                               ------------------ ------------- ------------- ----------- ----------- -----------
                                                 (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period .........     $ 11.27             $ 14.70     $ 21.70       $ 15.37     $  9.74     $ 10.82
                                                   --------            -------     -------       -------     -------     -------
Income (loss) from investment operations:
 Net investment income++ .....................        0.02                0.04        0.07          0.08           -           -
 Net realized and unrealized gain (loss) .....       (0.87)              (3.47)      (6.72)         7.08        5.63       (0.95)
                                                   --------            -------     -------       -------     -------     -------
Total income (loss) from investment
 operations ..................................       (0.85)              (3.43)      (6.65)         7.16        5.63       (0.95)
                                                   --------            -------     -------       -------     -------     -------
Less dividends and distributions from:
 Net investment income .......................           -                   -           -             -          -        (0.07)
 Net realized gain ...........................           -                   -       (0.35)        (0.83)         -        (0.06)
                                                   --------            -------     -------       -------     -------     -------
Total dividends and distributions ............           -                   -       (0.35)        (0.83)         -        (0.13)
                                                   --------            -------     -------       -------     -------     -------
Net asset value, end of period ...............     $ 10.42             $ 11.27     $ 14.70       $ 21.70     $ 15.37     $  9.74
                                                   ========            =======     =======       =======     =======     =======
Total Return+ ................................       (7.54)%(1)         (23.33)%    (30.96)%       47.84%      57.80 %     (8.81)%
Ratios to Average Net Assets(3):
Expenses .....................................        1.05 %(2)           0.96 %      0.92 %        0.93%       0.99 %      1.06 %
Net investment income ........................        0.31 %(2)           0.33 %      0.38 %        0.33%       0.10 %      0.19 %
Supplemental Data:
Net assets, end of period, in thousands ......     $71,030             $80,145     $63,888       $47,819      $  554      $2,459
Portfolio turnover rate ......................          27 %(1)             75 %        60 %          86%         83%         68 %

------------
++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


                                                       36004RPT-10551D03-AP-4/03

[MORGAN STANLEY LOGO]


                                                           [MORGAN STANLEY LOGO]


Morgan Stanley
Market Leader Trust


Semiannual Report
February 28, 2003